EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share
Weighted average number of common shares outstanding

In Thousands of Shares
Description	2019	2018	2017
Issued common shares at January 1	64,676	56,378	49,116
Effect of shares issued	4,169	4,088	3,532
Weighted average number of common shares outstanding at December 31	68,845	60,466	52,648